Common stock Preferred stock and additional paid in capital-Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				10 Months Ended		10 Months Ended	3 Months Ended	10 Months Ended	7 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jul. 11, 2010 Company's authorized capital stock [Member]	Jul. 20, 2010 Company's authorized capital stock [Member]	Oct. 19, 2010 Company's authorized capital stock [Member]	Jul. 12, 2010 Authorized capital stock (amended articles of incorporation) [Member]	Nov. 04, 2010 Company's IPO completion [Member]	Mar. 27, 2012 Follow-on offering completion [Member]	Oct. 19, 2012 Second follow-on offering completion [Member]	Aug. 07, 2013 Issuance of two million Series B Cumulative Redeemable Perpetual Preferred Stock [Member]	Jan. 22, 2014 Issuance of four million Series C Cumulative Redeemable Perpetual Preferred Stock [Member]	Jun. 30, 2013 Q4 2012 Dividends paid [Member]	Jun. 30, 2013 Q1 2013 Dividends paid [Member]	Jun. 30, 2014 Q4 2013 Dividends paid [Member]	Jun. 30, 2014 Q1 2014 Dividends paid [Member]	Jun. 30, 2014 October 14, 2013 to January 14, 2014 Series B Preferred Dividends paid [Member]	Jun. 30, 2014 January 15, 2014 to April 14, 2014 Series B Preferred Dividends paid [Member]	Jun. 30, 2014 January 22, 2014 to April 14, 2014 Seiries C Preferred Dividends paid [Member]
Common stock authorization date				July 14, 2010
Common stock shares authorized			2,000,000			1,000,000,000
Stock split date					August 27, 2010
Common stock shares issued			1,000,000	24,000,000	22,000,000		13,300,000	7,500,000	7,000,000
Dividend per share					$ 0.88					$ 1.90625	$ 2.125
Preferred Stock Shares Issued	6,000,000									2,000,000	4,000,000
Preferred stock dividend rate										7.625%	8.50%
Preferred Stock, Redemption Terms										At any time after August 6, 2018, the Series B Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.	At any time after January 21, 2019, the Series C Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Common Stock, Preferred Stock Issuance, value				$ 2,400
Total Common stock shares issued as at period end.				25,000,000			60,300,000	67,800,000	74,800,000
Common stock shares par value			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Public offering per share price							$ 12	$ 14.1	$ 14	$ 25	$ 25
Preferred Stock, Shares Authorized						100,000,000
Initial Public offering proceeds, net							145,543
Follow-on offering proceeds, net								100,584	93,547	48,042	96,523
Preferred stock shares designated as Series A Participating Preferred Stock						10,000,000
Preferred stock shares par value						$ 0.0001
Dividends paid	$ (45,029)	$ (40,392)										$ 20,196	$ 20,196	$ 20,196	$ 20,944	$ 953	$ 953	$ 1,983
Dividends paid, per common share												$ 0.27	$ 0.27	$ 0.27	$ 0.28	$ 0.476563	$ 0.476563	$ 0.495833